Post-Retirement and Other Long-Term Employees Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in plan assets:
Plan assets at fair value at beginning of year	$ 372
Employer contributions	30	24
Plan assets at fair value at end of year	378	372
Net amount recognized in the of the following:
Non current assets	1	4
Current liabilities	(16)	(21)
Long-term liabilities	(409)	(326)
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	701	654
Service cost	34	25	22
Interest cost	33	26	25
Employee contributions	7	5
Benefits paid	(20)	(12)
Effect of settlement	(18)	(18)
Effect of curtailment		(2)
Actuarial (gain) loss	73	19
Transfer in	3
Transfer out	(3)	(2)
Plan amendment		12
Foreign currency translation adjustment	(16)	(6)
Benefit obligation at end of year	794	701	654
Change in plan assets:
Plan assets at fair value at beginning of year	372	339
Expected return on plan assets	20	18	16
Employer contributions	30	24
Employee contributions	7	5
Benefit paid	(8)	(4)
Effect of settlement	(16)	(18)
Actuarial gain (loss)	(25)	1
Transfer in	1
Transfer out	(1)
Foreign currency translation adjustments	(2)	7
Plan assets at fair value at end of year	378	372	339
Funded status	(416)	(329)
Net amount recognized in the of the following:
Non current assets	1	4
Current liabilities	(16)	(18)
Long-term liabilities	(401)	(315)
Net amount recognized	(416)	(329)
Other Long-Term Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	50	43
Service cost	8	8	4
Interest cost	3	2	2
Benefits paid	(2)	(3)
Effect of curtailment		(1)
Actuarial (gain) loss	(5)	4
Transfer in	1
Transfer out	(1)
Foreign currency translation adjustment	(2)	(3)
Benefit obligation at end of year	52	50	43
Change in plan assets:
Funded status	(52)	(50)
Net amount recognized in the of the following:
Current liabilities	(3)	(3)
Long-term liabilities	(49)	(47)
Net amount recognized	$ (52)	$ (50)